Income Taxes - Breakdown of Deductible Temporary Differences (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary differences	¥ 99,326	¥ 40,242
Unused tax losses	63,714	57,990
Unused tax credits	249	48
Total	¥ 163,289	¥ 98,280